Acquisition of Lixin Cayman (Details)	1 Months Ended		12 Months Ended
	Jan. 31, 2019 USD ($)	Jan. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 20, 2019	Dec. 31, 2018 USD ($)
Acquisition of Lixin Cayman (Details) [Line Items]
Equity interest				65.0177%
Business Combination, Bargain Purchase, Gain Recognized, Description				Under the terms of the purchase agreement, the consideration was $39.38 million (RMB 276.00 million). As per an independent valuation report issued by a professional valuation firm dated on December 20, 2019, the fair value of 65.0177% equity interest in Lixin Cayman and its subsidiaries was $31.09 million (RMB 217.88 million). The consideration was paid by Class B convertible preferred share which was equivalent to $31.09 million (RMB 217.88 million) and at $0.1065 per Class B convertible preferred share. On December 20, 2019, the Company issued 291,795,150 shares of Class B convertible preferred shares.
Operating income			$ 280,972		$ 192,483
Lixin [Member]
Acquisition of Lixin Cayman (Details) [Line Items]
Equity interest	1.00%	1.00%
Business Combination, Consideration Transferred	$ 427,318	¥ 2,858,600
Equity interest				65.0177%
RMB [Member]
Acquisition of Lixin Cayman (Details) [Line Items]
Foreign currency exchange rate, translation			7.0086